T. ROWE PRICE Global Growth Stock Fund
January 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.0%
Common Stocks 1.0%
Grupo Financiero Galicia, ADR (USD)  47,778 2,633
MercadoLibre (USD) (1) 2,391 5,135
Vista Energy, ADR (USD) (1) 36,603 2,214
Total Argentina (Cost $4,007) 9,982
BRAZIL 0.9%
Common Stocks 0.9%
Banco BTG Pactual  274,294 3,115
NU Holdings, Class A (USD) (1) 376,390 6,681
Total Brazil (Cost $4,662) 9,796
CANADA 1.8%
Common Stocks 1.8%
Brookfield (2) 77,767 3,545
Franco-Nevada (USD)  12,208 2,861
Great-West Lifeco  52,078 2,438
Shopify, Class A (USD) (1) 59,870 7,857
West Fraser Timber (2) 24,000 1,639
Total Canada (Cost $10,592) 18,340
CAYMAN ISLANDS 0.8%
Convertible Preferred Stocks 0.8%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(3)(4) 24,387 7,929
Total Cayman Islands (Cost $1,202) 7,929
CHINA 3.9%
Common Stocks 3.1%
Alibaba Group Holding (HKD)  580,768 12,355
BeOne Medicines, ADR (USD) (1) 4,697 1,599
China Resources Mixc Lifestyle Services (HKD)  545,800 3,228
JD Health International (HKD) (1) 132,500 1,066
KE Holdings, Class A (HKD) (2) 147,900 940
PDD Holdings, ADR (USD) (1) 3,544 358

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  130,000 9,992
Trip.com Group (HKD)  48,650 2,986
32,524
Common Stocks - China A Shares 0.8%
Contemporary Amperex Technology, A Shares (CNH)  28,300 1,426
Hongfa Technology, A Shares (CNH)  941,020 3,878
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  152,000 1,270
Luxshare Precision Industry, A Shares (CNH)  271,500 2,011
8,585
Total China (Cost $29,393) 41,109
DENMARK 0.3%
Common Stocks 0.3%
Novo Nordisk, ADR (USD) (2) 51,288 3,048
Total Denmark (Cost $2,651) 3,048
FINLAND 0.1%
Common Stocks 0.1%
Fortum  48,229 1,139
Total Finland (Cost $1,165) 1,139
FRANCE 2.2%
Common Stocks 2.2%
Airbus  39,224 8,980
Eurofins Scientific  52,546 4,251
LVMH Moet Hennessy Louis Vuitton  2,965 1,914
Sartorius Stedim Biotech  9,610 2,147
Schneider Electric  4,788 1,373
SPIE  48,427 2,653
TotalEnergies  17,172 1,249
Total France (Cost $16,606) 22,567
GERMANY 2.6%
Common Stocks 2.5%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(3)(4) 1,795 321
Deutsche Telekom  86,953 2,918

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Infineon Technologies  113,736 5,560
Rheinmetall  1,824 3,865
SAP  21,019 4,199
Siemens  20,386 6,163
Siemens Energy (1) 14,937 2,545
25,571
Convertible Preferred Stocks 0.1%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(3)(4) 7,214 1,290
1,290
Total Germany (Cost $20,519) 26,861
INDIA 3.1%
Common Stocks 3.1%
Apollo Hospitals Enterprise  22,013 1,667
Astral  52,530 844
Bharti Airtel  188,261 4,038
Divi's Laboratories  24,041 1,584
Eternal (1) 220,162 656
Godrej Consumer Products  151,180 1,898
HDFC Bank  256,122 2,590
HDFC Life Insurance  343,551 2,733
ICICI Bank  126,736 1,868
KEI Industries  42,326 1,854
Kotak Mahindra Bank  1,215,686 5,395
Larsen & Toubro  60,724 2,598
LG Electronics India (1) 45,557 725
MakeMyTrip (USD) (1)(2) 23,199 1,447
Reliance Industries  19,620 298
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(3)(4) 821 —
Titan  48,917 2,117
32,312
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344 (1)(3)(4) 1,977 —
—
Total India (Cost $36,819) 32,312

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.1%
Common Stocks 1.1%
Bank Central Asia  4,097,200 1,810
Bank Mandiri Persero  11,823,100 3,402
Cisarua Mountain Dairy  13,128,100 3,995
Mayora Indah  8,124,600 1,117
Sumber Alfaria Trijaya  15,595,100 1,623
Total Indonesia (Cost $10,307) 11,947
IRELAND 0.1%
Common Stocks 0.1%
Ryanair Holdings, ADR (USD)  16,867 1,191
Total Ireland (Cost $1,124) 1,191
ISRAEL 0.4%
Common Stocks 0.4%
CyberArk Software (USD) (1) 3,272 1,410
Tower Semiconductor (USD) (1) 21,083 2,840
Total Israel (Cost $3,612) 4,250
ITALY 0.5%
Common Stocks 0.5%
PRADA (HKD)  472,400 2,415
UniCredit  33,616 2,930
Total Italy (Cost $5,170) 5,345
JAPAN 3.1%
Common Stocks 3.1%
Chugai Pharmaceutical  100,500 5,741
Hitachi  81,900 2,842
Keyence  6,300 2,311
Mitsubishi Heavy Industries  68,100 2,005
Mitsubishi UFJ Financial Group  70,300 1,273
Mitsui  81,200 2,652
Nippon Sanso Holdings (2) 45,900 1,393
Rakuten Bank (1)(2) 63,900 3,058

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Recruit Holdings  44,500 2,344
Renesas Electronics (1) 269,200 4,476
Tokyo Electron  8,300 2,212
Tokyo Seimitsu (2) 23,700 2,147
Total Japan (Cost $24,738) 32,454
MEXICO 0.4%
Common Stocks 0.4%
Grupo Mexico, Series B  370,129 4,084
Total Mexico (Cost $1,918) 4,084
NETHERLANDS 2.5%
Common Stocks 2.5%
Adyen (1) 4,806 7,126
Argenx, ADR (USD) (1) 2,943 2,474
ASM International  3,195 2,683
ASML Holding (USD)  7,394 10,522
BE Semiconductor Industries  11,910 2,318
Universal Music Group  53,542 1,313
Total Netherlands (Cost $13,762) 26,436
NIGERIA 0.1%
Common Stocks 0.1%
Nestle Nigeria (1) 439,902 683
Total Nigeria (Cost $908) 683
PERU 0.7%
Common Stocks 0.7%
Credicorp (USD)  4,301 1,535
InRetail Peru (USD)  142,322 4,085
Southern Copper (USD) (2) 10,484 1,995
Total Peru (Cost $4,969) 7,615
PHILIPPINES 1.1%
Common Stocks 1.1%
Ayala  117,040 1,006

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
BDO Unibank  2,019,783 4,629
International Container Terminal Services  275,830 3,021
SM Investments  201,226 2,392
Total Philippines (Cost $9,242) 11,048
PORTUGAL 0.1%
Common Stocks 0.1%
Galp Energia  60,414 1,202
Total Portugal (Cost $870) 1,202
SAUDI ARABIA 0.5%
Common Stocks 0.5%
Al Rajhi Bank  171,454 4,896
Total Saudi Arabia (Cost $3,757) 4,896
SINGAPORE 0.6%
Common Stocks 0.6%
Grab Holdings, Class A (USD) (1) 426,283 1,833
Sea, ADR (USD) (1) 42,280 4,925
Total Singapore (Cost $3,597) 6,758
SOUTH AFRICA 0.4%
Common Stocks 0.4%
Capitec Bank Holdings  14,118 3,791
Total South Africa (Cost $3,006) 3,791
SOUTH KOREA 2.2%
Common Stocks 2.0%
Samsung Electronics  102,706 11,347
SK hynix  14,895 9,300
20,647
Preferred Stocks 0.2%
Samsung Electronics  27,572 2,233
2,233
Total South Korea (Cost $8,021) 22,880

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 1.0%
Common Stocks 1.0%
Banco Bilbao Vizcaya Argentaria  339,225 8,611
Indra Sistemas (2) 33,170 2,144
Total Spain (Cost $8,367) 10,755
SWEDEN 0.3%
Common Stocks 0.3%
Saab, Class B  12,789 998
Spotify Technology (USD) (1) 3,286 1,644
Total Sweden (Cost $2,813) 2,642
SWITZERLAND 0.4%
Common Stocks 0.4%
Partners Group Holding (2) 2,739 3,735
Total Switzerland (Cost $3,751) 3,735
TAIWAN 2.7%
Common Stocks 2.7%
Elite Material  19,000 1,031
MediaTek  84,000 4,659
Taiwan Semiconductor Manufacturing  245,000 13,547
Taiwan Semiconductor Manufacturing, ADR (USD)  28,306 9,357
Total Taiwan (Cost $13,427) 28,594
UNITED KINGDOM 2.0%
Common Stocks 1.8%
Ashtead Group  13,303 856
AstraZeneca, ADR (USD)  55,454 5,145
Experian  72,423 2,743
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(3)(4) 100,647 797
Standard Chartered  121,685 3,114
Unilever, ADR (USD) (2) 87,856 6,006
18,661

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.2%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,406 (USD) (1)(3)(4) 168,674 1,336
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(3)(4) 77,036 961
2,297
Total United Kingdom (Cost $18,413) 20,958
UNITED STATES 60.9%
Common Stocks 57.4%
Advanced Micro Devices (1) 46,268 10,953
Alliant Energy (2) 43,877 2,892
Allstate  16,861 3,355
Alphabet, Class C  129,528 43,849
Amazon.com (1) 107,130 25,636
American International Group  13,697 1,026
Amphenol, Class A  58,258 8,394
Apollo Global Management  10,346 1,392
Apple  142,654 37,016
AppLovin, Class A (1) 6,401 3,028
Ares Management, Class A  19,462 2,913
Arista Networks (1) 50,748 7,193
AvalonBay Communities, REIT (2) 7,801 1,386
Bank of America  160,435 8,535
Block (1) 92,520 5,591
Boeing (1)(2) 31,668 7,401
Broadcom  60,864 20,164
Capital One Financial  20,336 4,452
Carvana (1)(2) 7,491 3,005
Caterpillar  11,264 7,405
Cencora  6,400 2,299
Charles Schwab (2) 54,920 5,707
Chevron  15,800 2,795
Chipotle Mexican Grill (1) 30,480 1,185
Chubb  17,625 5,456
Cigna Group  11,817 3,239
Citigroup  40,891 4,732
Cognex  25,764 998
Coinbase Global, Class A (1)(2) 2,370 462
Colgate-Palmolive  22,560 2,037
ConocoPhillips  44,767 4,666

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Coupang (1) 141,379 2,850
Credo Technology Group Holding (1)(2) 10,060 1,260
Crowdstrike Holdings, Class A (1) 10,673 4,711
CSX  96,613 3,648
Danaher  24,397 5,340
Datadog, Class A (1)(2) 26,237 3,393
Deere (2) 7,439 3,928
Eli Lilly  9,919 10,288
Encompass Health  40,283 3,808
Entegris  37,341 4,409
EOG Resources  17,403 1,951
Epic Games, Acquisition Date: 6/18/20, Cost $3,100 (1)(3)(4) 5,386 2,785
EQT  34,341 1,983
Equity LifeStyle Properties, REIT  47,900 3,026
Fabrinet (1) 3,531 1,728
Fifth Third Bancorp (2) 97,113 4,877
Galaxy Digital, Class A (1)(2) 147,956 4,181
GE Vernova  1,600 1,162
General Electric  23,412 7,183
Gilead Sciences  35,093 4,981
Goldman Sachs Group  6,496 6,076
Home Depot  7,620 2,854
Hubbell (2) 9,107 4,444
HubSpot (1) 7,363 2,062
Huntington Bancshares  268,491 4,693
Intel (1) 113,886 5,292
International Paper  12,010 484
Intuit  8,270 4,126
Intuitive Surgical (1) 10,818 5,455
JPMorgan Chase  18,951 5,797
Keysight Technologies (1) 20,811 4,502
KKR  35,259 4,029
KLA  2,600 3,713
Lam Research  24,400 5,696
Linde  14,754 6,742
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(3)(4) 2,372 —
Marriott International, Class A  4,825 1,521
Marsh & McLennan  5,309 999
Meta Platforms, Class A (2) 24,439 17,511
MetLife  51,121 4,032
Microsoft  85,934 36,977
Monolithic Power Systems  1,410 1,585

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Morgan Stanley  34,205 6,253
Natera (1) 21,100 4,877
Netflix (1) 38,217 3,191
NextEra Energy  49,357 4,338
NVIDIA  287,693 54,987
Old Dominion Freight Line  24,312 4,211
Oracle  9,205 1,515
Rocket, Class A  124,668 2,235
Roper Technologies  962 357
Samsara, Class A (1) 53,496 1,501
Sandisk (1) 2,800 1,614
ServiceNow (1) 25,284 2,959
SLB  41,504 2,008
Steel Dynamics (2) 19,522 3,506
Stryker (2) 15,257 5,638
Synopsys (1) 4,897 2,278
Targa Resources  3,872 778
TechnipFMC  32,770 1,826
Teledyne Technologies (1) 10,105 6,268
Tesla (1) 7,749 3,335
Tradeweb Markets, Class A  29,876 3,079
UnitedHealth Group  9,362 2,686
Uranium Energy (1)(2) 241,513 4,164
Valero Energy  4,597 834
Vertex Pharmaceuticals (1) 2,311 1,086
Vertiv Holdings, Class A  21,984 4,093
Visa, Class A (2) 19,775 6,364
Vistra  6,700 1,061
Walmart  14,830 1,767
Waste Connections  19,755 3,311
Watts Water Technologies, Class A  6,419 1,921
Welltower, REIT  29,838 5,620
Xcel Energy  52,045 3,959
598,864
Convertible Preferred Stocks 3.5%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(3)(4) 344,903 3,421
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $1,105 (1)(3)(4) 4,068 1,105
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(3)(4) 137,791 7,343

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $330 (1)(3)(4) 8,033 428
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(3)
(4) 79,700 1,416
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(3)(4) 12,400 228
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(3)(4) 84,400 3,973
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,879 (1)(3)(4) 39,374 1,853
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(3)(4) 621,837 10,198
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $296 (1)(3)(4) 17,192 282
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)
(3)(4) 20,496 373
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(3)(4) 30,126 5,083
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)
(3)(4) 2,283 389
36,092
Total United States (Cost $380,779) 634,956
VIETNAM 1.9%
Common Stocks 1.9%
Asia Commercial Bank  8,020,739 7,470
Bank for Foreign Trade of Vietnam  1,251,210 3,406
Hoa Phat Group (1) 1,392,100 1,439
Khang Dien House Trading & Investment (1) 861,320 913
Phu Nhuan Jewelry  1,114,100 5,477
Techcom Securities (1) 661,400 1,441
Total Vietnam (Cost $17,305) 20,146
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 3.76% (5)(6) 2,684,019 2,684
Total Short-Term Investments (Cost $2,684) 2,684

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.4%
Money Market Funds 4.4%
T. Rowe Price Treasury Reserve Fund, 3.74% (5)(6) 46,103,218 46,103
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 46,103
Total Securities Lending Collateral (Cost $46,103) 46,103
Total Investments in Securities  104.4%
(Cost $716,259) $ 1,088,236
Other Assets Less Liabilities (4.4)% (45,927)
Net Assets 100.0% $ 1,042,309
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2026.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $51,511 and represents 4.9% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.76% $ — $ — $ 18++
T. Rowe Price Treasury Reserve Fund, 3.74% — — —++
Totals $ —# $ — $ 18+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
1/31/26
T. Rowe Price Government
Reserve Fund, 3.76% $ 35,360  ¤  ¤ $ 2,684
T. Rowe Price Treasury
Reserve Fund, 3.74% —  ¤  ¤ 46,103
Total $ 48,787^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $18 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,787.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Growth Stock
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Growth Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at January 31, 2026, totaled $(2,786,000) for the period ended January 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 680,789 $ 304,916 $ 3,903 $ 989,608
Convertible Preferred Stocks — — 47,608 47,608
Preferred Stocks — 2,233 — 2,233
Short-Term Investments 2,684 — — 2,684
Securities Lending Collateral 46,103 — — 46,103
Total $ 729,576 $ 307,149 $ 51,511 $ 1,088,236
($000s)
Beginning
Balance
10/31/25
Gain
(Loss)
During
Period
Total
Sales
Ending
Balance
1/31/26
Investment in Securities
Common Stocks $ 6,973 $ (43) $ (3,027) $ 3,903
Convertible Preferred Stocks 50,514 (2,744) (162) 47,608
Total $ 57,487 $ (2,787) $ (3,189) $ 51,511

T. ROWE PRICE Global Growth Stock Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 3,903 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
recoverability
—# —# —#
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 14.9x
7.5x Increase
Sales growth
rate
17%
- 25%
23% Increase
Enterprise
value to gross
profit multiple
7.8x
- 19.1x
10.1x Increase
Gross profit
growth rate
20%
- 24%
22% Increase
Premium to
public company
multiples
30% 30% Increase
Discount
for lack of
recoverability
-# -# -#
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 47,608 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#

T. ROWE PRICE Global Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to gross
profit multiple
10.7x
- 73.2x
52.7x Increase
Gross profit
growth rate
20%
- 157%
130% Increase
Enterprise
value to sales
multiple
2.1x
- 194.6x
39.2x Increase
Sales growth
rate
15%
- 201%
102% Increase
Enterprise
value to gross
merchandise
value
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
8.4x
- 23.9x
16.6x Increase
EBITDA growth
rate
124% 124% Increase
Price-to-
earnings
multiple
15.0x
- 15.9x
15.5x Increase
Earnings
growth rate
17% 17% Increase
Premium to
public company
multiples
17%
- 51%
35% Increase
Cost of capital 21%
- 25%
23% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
20%
- 74%
56% Decrease

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
10% 10% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% - 5% 4% Increase
Volatility 53%
- 58%
55% Increase

T. ROWE PRICE Global Growth Stock Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F174-054Q1 01/26